Label	Element	Value
Capital Link NextGen Vehicles & Technology ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Capital link NEXTGEN VEHICLES & TECHNOLOGY ETF
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

EXCHANGE TRADED CONCEPTS TRUST

Capital link NEXTGEN VEHICLES & TECHNOLOGY ETF

NYSE Arca Ticker: EKAR

Supplement dated December 10, 2021

to the currently effective Prospectus and Statement of Additional Information

This supplement provides new and additional information beyond that contained in the Prospectus and Statement of Additional Information for the Capital Link NextGen Vehicles & Technology ETF (the “Fund”) and should be read in conjunction with those documents. Please note that the information in this supplement was disclosed in a supplement dated February 5, 2021. This supplement provides a new effective date for the described changes.

Effective on or about December 16, 2021, as previously disclosed, the Fund’s non-fundamental investment policy to invest at least 80% of its net assets (plus any borrowings for investment purposes) in certain investments will change as follows:

Current Policy	New Policy
Under normal circumstances, the Fund will invest at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in securities of vehicle and technology companies.	Under normal circumstances, the Fund will invest at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in securities of Green Energy Transport and Technology Leaders (as defined below).

In addition, the Fund’s name, index, and investment objective will change as follows:

	Current	New
Name	Capital Link NextGen Vehicles & Technology ETF	Capital Link Global Green Energy Transport and Technology Leaders ETF
Index	ATFI NextGen Transport Technology Index	Global Green Energy Transport and Technology Leaders Index
Investment Objective	The Fund seeks to provide investment results that, before fees and expenses, track the performance of the ATFI NextGen Transport Technology Index.	The Fund seeks to provide investment results that, before fees and expenses, correspond generally to the total return performance of the Global Green Energy Transport and Technology Leaders Index (the “Index”).

Specific revisions will be made to the Fund’s Prospectus in light of these changes as set forth below.

Principal Investment Strategies

The “Principal Investment Strategies” section will be replaced with the following:

The Fund will normally invest at least 80% of its net assets in securities of the Index. The Index is designed to measure the performance of a portfolio of companies that have business involvement in the development or use of or investment in new energy vehicles, autonomously driven vehicles, battery technology, renewable energy, and energy storage (“Green Energy Transport and Technology Leaders”). Under normal circumstances, the Fund will invest at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in securities of Green Energy Transport and Technology Leaders.

The Index was designed by Capital Link (the “Index Provider”) using a proprietary natural language processing (“NLP”) algorithmic stock selection methodology developed by ALLINDEX (the “Methodology”). The eligible universe of Index components includes companies that: (1) are listed on major stock exchanges of developed and emerging markets countries, as defined by ALLINDEX according to the rules-based Methodology; (2) have a minimum market capitalization of $100 million and a minimum average daily traded value for the last 6 months greater than or equal to $1 million; and (3) have a minimum free float market capitalization (shares publicly available for purchase on the stock market) equivalent to 10% of shares outstanding. Shares of common stock, units, tracking stocks, American Depository Receipts (“ADRs”) and Global Depository Receipts (“GDRs”) are eligible for inclusion in the Index. Where securities of eligible companies have multiple share classes listed on major exchanges, the most liquid share class as determined by the average daily traded value for the sixth month period preceding the date companies are screened for inclusion. The Index may include China A-shares, which are shares of mainland China-based companies that trade on the Chinese stock exchanges.

From this eligible universe, companies are screened according to the Methodology for their investment in, production of materials and components for, or development of technologies for Green Energy Transport and Technology Leaders using ALLINDEX’s NLP algorithm. The algorithm identifies a relationship between certain keywords that are representative of targeted investment trends and themes, as well as investment securities whose short- and long-term values are affected by such trends and themes. The algorithm reads through a large volume of textual data on an online media platform and databases and identifies companies that are Green Energy Transport and Technology Leaders.

These companies are then grouped into the following “stakeholder” categories: (1) Battery Producers (companies that mine or produce materials, chemicals, and components that are used in the production of batteries and renewable energy); (2) Original Equipment Manufacturers (OEMs) (companies that design, manufacture or distribute new energy vehicles, autonomous vehicles, renewable energy, and energy storage); (3) Suppliers (companies that produce or distribute parts and components used for the remaining four categories, including thermal management (heating/cooling) systems and drive-train elements (other than batteries)); (4) Semiconductors & Software (companies that produce semiconductors & software used in new energy vehicles and autonomously driven vehicles, including advanced driver-assistance systems (ADAS), Light Detection & Ranging (LiDAR), and infotainment, and companies that develop software necessary for sensing, mapping and providing driving policy within new energy vehicles and autonomously driven vehicles); and (5) Renewable Energy Producers (companies that produce renewable energy, such as wind, photovoltaics, or water).

Once eligible companies are grouped into the stakeholder categories, companies are ranked within their category based on a score applied using the Methodology. In order to limit overconcentration of the Index in a stakeholder category, the following rules are applied in constructing the final Index: (1) Index components are selected based on rankings within their stakeholder category; (2) the maximum number of Index components in each stakeholder category is capped consistent with the index methodology; and (3) components chosen for inclusion in the Index are equally weighted. Index components are reconstituted in June and December and rebalanced in March and September.

The Fund employs a “passive management” investment strategy designed to track the performance of the Index. Exchange Traded Concepts, LLC (the “Adviser”) generally will use a replication methodology, meaning it will invest in all of the securities comprising the Index in proportion to their respective weightings in the Index. However, the Adviser may utilize a sampling methodology under various circumstances, including when it may not be possible or practicable to purchase all of the securities in the Index. The Adviser expects that over time, if the Fund has sufficient assets, the correlation between the Fund’s performance, before fees and expenses, and that of the Index will be 95% or better. A figure of 100% would indicate perfect correlation.

The Fund may invest up to 20% of its net assets in investments that are not included in the Index, but that the Adviser believes will help the Fund track the performance of the Index.

The Fund will concentrate its investments (i.e., invest more than 25% of its net assets) in a particular industry or group of industries to approximately the same extent that the Index concentrates in an industry or group of industries. In addition, in replicating the Index, the Fund may from time to time invest a significant portion of its assets in the securities of companies in one or more sectors.

Capital Link and ALLINDEX are not affiliates of the Fund or the Adviser. The Index is calculated and administered by Solactive AG, which is not an affiliate of the Fund, the Adviser or the Index Provider.

Principal Risks of Investing in the Fund

Under “Principal Risks”, “Next Generation Vehicles Risk” will be deleted and the following will be added:

China A-Shares Investment Risk. The liquidity of the A-shares market and trading prices of A-shares could be more severely affected than the liquidity and trading prices of other markets because the Chinese government restricts the flow of capital into and out of the A-shares market. The Fund may experience losses due to illiquidity of the Chinese securities markets or delay or disruption in execution or settlement of trades. The Fund’s investments in A-shares may become subject to frequent and widespread trading halts.

In addition, trading through Stock Connect, which is a securities trading and clearing link between the mainland China stock exchanges and the Hong Kong stock exchange, is subject to a number of restrictions that may affect the Fund’s investments and returns. For example, trading through Stock Connect is subject to daily quotas that limit the maximum daily net purchases on any particular day, which may restrict or preclude the Fund’s ability to invest in China A-shares through Stock Connect. In addition, investments made through Stock Connect are subject to trading, clearance and settlement procedures that are relatively untested, which could pose risks to the Fund. Moreover, China A-shares purchased through Stock Connect generally may not be sold, purchased or otherwise transferred other than through Stock Connect in accordance with applicable rules. A primary feature of Stock Connect is the application of the home market’s laws and rules applicable to investors in China A-shares. Therefore, the Fund’s investments in China A-shares purchased through Stock Connect are generally subject to Chinese securities regulations and listing rules, among other restrictions. While overseas investors currently are exempt from paying capital gains or value added taxes on income and gains from investments in China A-shares purchased through Stock Connect, these tax rules could be changed, which could result in unexpected tax liabilities for the Fund. Stock Connect only operates on days when the Chinese and Hong Kong stock markets are each open for trading and when banks in each market are open on the corresponding settlement days. The Fund may purchase and sell A-shares through Stock Connect only on days when Stock Connect and U.S. markets are open for trading. Therefore, if it is a normal trading day for the Chinese market but Hong Kong and/or U.S. markets are closed, the Fund will not be able to trade any A-shares. The Fund may be subject to the risk of price fluctuations in A-shares on such days. The Fund is also subject to the risk that it will not be able to buy or sell A-shares in a timely manner on days when the U.S. markets are open but Stock Connect is not. Stock Connect is a relatively new program. Further developments are likely and there can be no assurance as to the program’s continued existence or whether future developments regarding the program may restrict or adversely affect the Fund’s investments or returns. In addition, the application and interpretation of the laws and regulations of Hong Kong and China, and the rules, policies or guidelines published or applied by relevant regulators and exchanges in respect of Stock Connect are uncertain, and they may have a detrimental effect on the Fund’s investments and returns.

Green Energy Transport and Technology Leaders Risk. Companies’ involvement in green energy transport and technology is a relatively new development and there can be no assurance that such companies’ goods and services will be widely adopted by the general public. Such companies may be sensitive to risks associated with emerging technology companies, which include, but are not limited to, small or limited markets for securities of such companies, changes in business cycles, world economic growth, technological progress, rapid obsolescence, and government regulation. Rapid change to technologies that affect a company’s products could have a material adverse effect on such company’s operating results. These companies may rely on a combination of patents, copyrights, trademarks and trade secret laws to establish and protect their proprietary rights in their products and technologies. There can be no assurance that the steps taken by these companies to protect their proprietary rights will be adequate to prevent the misappropriation of their technology or that competitors will not independently develop technologies that are substantially equivalent or superior to such companies’ technology.

Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks to provide investment results that, before fees and expenses, correspond generally to the total return performance of the Global Green Energy Transport and Technology Leaders Index (the “Index”).
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund will normally invest at least 80% of its net assets in securities of the Index. The Index is designed to measure the performance of a portfolio of companies that have business involvement in the development or use of or investment in new energy vehicles, autonomously driven vehicles, battery technology, renewable energy, and energy storage (“Green Energy Transport and Technology Leaders”). Under normal circumstances, the Fund will invest at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in securities of Green Energy Transport and Technology Leaders.

The Index was designed by Capital Link (the “Index Provider”) using a proprietary natural language processing (“NLP”) algorithmic stock selection methodology developed by ALLINDEX (the “Methodology”). The eligible universe of Index components includes companies that: (1) are listed on major stock exchanges of developed and emerging markets countries, as defined by ALLINDEX according to the rules-based Methodology; (2) have a minimum market capitalization of $100 million and a minimum average daily traded value for the last 6 months greater than or equal to $1 million; and (3) have a minimum free float market capitalization (shares publicly available for purchase on the stock market) equivalent to 10% of shares outstanding. Shares of common stock, units, tracking stocks, American Depository Receipts (“ADRs”) and Global Depository Receipts (“GDRs”) are eligible for inclusion in the Index. Where securities of eligible companies have multiple share classes listed on major exchanges, the most liquid share class as determined by the average daily traded value for the sixth month period preceding the date companies are screened for inclusion. The Index may include China A-shares, which are shares of mainland China-based companies that trade on the Chinese stock exchanges.

From this eligible universe, companies are screened according to the Methodology for their investment in, production of materials and components for, or development of technologies for Green Energy Transport and Technology Leaders using ALLINDEX’s NLP algorithm. The algorithm identifies a relationship between certain keywords that are representative of targeted investment trends and themes, as well as investment securities whose short- and long-term values are affected by such trends and themes. The algorithm reads through a large volume of textual data on an online media platform and databases and identifies companies that are Green Energy Transport and Technology Leaders.

These companies are then grouped into the following “stakeholder” categories: (1) Battery Producers (companies that mine or produce materials, chemicals, and components that are used in the production of batteries and renewable energy); (2) Original Equipment Manufacturers (OEMs) (companies that design, manufacture or distribute new energy vehicles, autonomous vehicles, renewable energy, and energy storage); (3) Suppliers (companies that produce or distribute parts and components used for the remaining four categories, including thermal management (heating/cooling) systems and drive-train elements (other than batteries)); (4) Semiconductors & Software (companies that produce semiconductors & software used in new energy vehicles and autonomously driven vehicles, including advanced driver-assistance systems (ADAS), Light Detection & Ranging (LiDAR), and infotainment, and companies that develop software necessary for sensing, mapping and providing driving policy within new energy vehicles and autonomously driven vehicles); and (5) Renewable Energy Producers (companies that produce renewable energy, such as wind, photovoltaics, or water).

Once eligible companies are grouped into the stakeholder categories, companies are ranked within their category based on a score applied using the Methodology. In order to limit overconcentration of the Index in a stakeholder category, the following rules are applied in constructing the final Index: (1) Index components are selected based on rankings within their stakeholder category; (2) the maximum number of Index components in each stakeholder category is capped consistent with the index methodology; and (3) components chosen for inclusion in the Index are equally weighted. Index components are reconstituted in June and December and rebalanced in March and September.

The Fund employs a “passive management” investment strategy designed to track the performance of the Index. Exchange Traded Concepts, LLC (the “Adviser”) generally will use a replication methodology, meaning it will invest in all of the securities comprising the Index in proportion to their respective weightings in the Index. However, the Adviser may utilize a sampling methodology under various circumstances, including when it may not be possible or practicable to purchase all of the securities in the Index. The Adviser expects that over time, if the Fund has sufficient assets, the correlation between the Fund’s performance, before fees and expenses, and that of the Index will be 95% or better. A figure of 100% would indicate perfect correlation.

The Fund may invest up to 20% of its net assets in investments that are not included in the Index, but that the Adviser believes will help the Fund track the performance of the Index.

The Fund will concentrate its investments (i.e., invest more than 25% of its net assets) in a particular industry or group of industries to approximately the same extent that the Index concentrates in an industry or group of industries. In addition, in replicating the Index, the Fund may from time to time invest a significant portion of its assets in the securities of companies in one or more sectors.

Capital Link and ALLINDEX are not affiliates of the Fund or the Adviser. The Index is calculated and administered by Solactive AG, which is not an affiliate of the Fund, the Adviser or the Index Provider.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	The Fund will normally invest at least 80% of its net assets in securities of the Index. Under normal circumstances, the Fund will invest at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in securities of Green Energy Transport and Technology Leaders. The Fund will concentrate its investments (i.e., invest more than 25% of its net assets) in a particular industry or group of industries to approximately the same extent that the Index concentrates in an industry or group of industries. In addition, in replicating the Index, the Fund may from time to time invest a significant portion of its assets in the securities of companies in one or more sectors.
Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

China A-Shares Investment Risk. The liquidity of the A-shares market and trading prices of A-shares could be more severely affected than the liquidity and trading prices of other markets because the Chinese government restricts the flow of capital into and out of the A-shares market. The Fund may experience losses due to illiquidity of the Chinese securities markets or delay or disruption in execution or settlement of trades. The Fund’s investments in A-shares may become subject to frequent and widespread trading halts.

In addition, trading through Stock Connect, which is a securities trading and clearing link between the mainland China stock exchanges and the Hong Kong stock exchange, is subject to a number of restrictions that may affect the Fund’s investments and returns. For example, trading through Stock Connect is subject to daily quotas that limit the maximum daily net purchases on any particular day, which may restrict or preclude the Fund’s ability to invest in China A-shares through Stock Connect. In addition, investments made through Stock Connect are subject to trading, clearance and settlement procedures that are relatively untested, which could pose risks to the Fund. Moreover, China A-shares purchased through Stock Connect generally may not be sold, purchased or otherwise transferred other than through Stock Connect in accordance with applicable rules. A primary feature of Stock Connect is the application of the home market’s laws and rules applicable to investors in China A-shares. Therefore, the Fund’s investments in China A-shares purchased through Stock Connect are generally subject to Chinese securities regulations and listing rules, among other restrictions. While overseas investors currently are exempt from paying capital gains or value added taxes on income and gains from investments in China A-shares purchased through Stock Connect, these tax rules could be changed, which could result in unexpected tax liabilities for the Fund. Stock Connect only operates on days when the Chinese and Hong Kong stock markets are each open for trading and when banks in each market are open on the corresponding settlement days. The Fund may purchase and sell A-shares through Stock Connect only on days when Stock Connect and U.S. markets are open for trading. Therefore, if it is a normal trading day for the Chinese market but Hong Kong and/or U.S. markets are closed, the Fund will not be able to trade any A-shares. The Fund may be subject to the risk of price fluctuations in A-shares on such days. The Fund is also subject to the risk that it will not be able to buy or sell A-shares in a timely manner on days when the U.S. markets are open but Stock Connect is not. Stock Connect is a relatively new program. Further developments are likely and there can be no assurance as to the program’s continued existence or whether future developments regarding the program may restrict or adversely affect the Fund’s investments or returns. In addition, the application and interpretation of the laws and regulations of Hong Kong and China, and the rules, policies or guidelines published or applied by relevant regulators and exchanges in respect of Stock Connect are uncertain, and they may have a detrimental effect on the Fund’s investments and returns.

Green Energy Transport and Technology Leaders Risk. Companies’ involvement in green energy transport and technology is a relatively new development and there can be no assurance that such companies’ goods and services will be widely adopted by the general public. Such companies may be sensitive to risks associated with emerging technology companies, which include, but are not limited to, small or limited markets for securities of such companies, changes in business cycles, world economic growth, technological progress, rapid obsolescence, and government regulation. Rapid change to technologies that affect a company’s products could have a material adverse effect on such company’s operating results. These companies may rely on a combination of patents, copyrights, trademarks and trade secret laws to establish and protect their proprietary rights in their products and technologies. There can be no assurance that the steps taken by these companies to protect their proprietary rights will be adequate to prevent the misappropriation of their technology or that competitors will not independently develop technologies that are substantially equivalent or superior to such companies’ technology.

Supplement Closing [Text Block]	ck0001452937_SupplementsClosingTextBlock	PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.